VANECK CLO ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)

Par
(000's) Value
GOVERNMENT OBLIGATION : 0.9%
United States : 0.9%
United States Treasury Bill
3.68%, 05/19/26 $ 11,500 $ 11,444,417
Underline
COLLATERALIZED LOAN OBLIGATIONS:
98.9%
AGL Core CLO 8 Ltd. 144A
5.17% (Term SOFR
USD 3 Month+1.50%),
01/20/38 (a) 3,000 2,987,379
AIMCO CLO 24 Ltd. 144A
5.52% (Term SOFR
USD 3 Month+1.85%),
04/19/38 (a) 2,650 2,656,932
AIMCO CLO Series 2018-B
144A
1.00% (Term SOFR
USD 3 Month+4.40%),
04/16/37 (a) 1,500 1,501,500
Allegro CLO XII Ltd. 144A
5.11% (Term SOFR
USD 3 Month+1.44%),
07/21/37 (a) 8,625 8,633,142
Allegro CLO XV Ltd. 144A
4.85% (Term SOFR
USD 3 Month+1.18%),
04/20/38 (a) 1,000 995,625
Anchorage Capital CLO 15
Ltd. 144A
5.77% (Term SOFR
USD 3 Month+2.10%),
07/20/38 (a) 2,000 2,005,418
Anchorage Capital Clo 17
Ltd. 144A
4.90% (Term SOFR
USD 3 Month+1.23%),
02/15/38 (a) 1,000 998,094
Anchorage Capital CLO 17
Ltd. 144A
5.12% (Term SOFR
USD 3 Month+1.45%),
02/15/38 (a) 7,875 7,851,257
5.32% (Term SOFR
USD 3 Month+1.65%),
02/15/38 (a) 4,250 4,241,164
Anchorage Capital CLO
2026-22 Ltd. 144A
4.81% (Term SOFR
USD 3 Month+1.23%),
01/20/39 (a) 63,600 63,422,428
5.13% (Term SOFR
USD 3 Month+1.55%),
01/20/39 (a) 11,000 10,918,171
Anchorage Capital CLO 30
Ltd. 144A
5.27% (Term SOFR
USD 3 Month+1.60%),
01/20/37 (a) 3,075 3,076,614
Par
(000’s) Value
Arini US Clo III Ltd. 144A
5.19% (Term SOFR
USD 3 Month+1.27%),
01/15/39 (a) $ 11,000 $ 10,981,751
Bain Capital Credit CLO
2017-2 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
07/25/37 (a) 10,600 10,611,787
Bain Capital Credit CLO
2020-3 Ltd. 144A
6.77% (Term SOFR
USD 3 Month+3.10%),
10/23/34 (a) 10,130 9,719,917
Bain Capital Credit CLO
2021-1 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
04/18/34 (a) 5,950 5,896,652
Bain Capital Credit CLO
2021-2 Ltd. 144A
6.77% (Term SOFR
USD 3 Month+3.10%),
07/16/34 (a) 12,850 12,444,069
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.03% (Term SOFR
USD 3 Month+3.36%),
10/20/34 (a) 6,780 6,447,027
Bain Capital Credit CLO
2021-7 Ltd. 144A
5.47% (Term SOFR
USD 3 Month+1.80%),
01/22/35 (a) 4,500 4,467,537
10.17% (Term SOFR
USD 3 Month+6.50%),
01/22/35 (a) 1,100 893,125
Barings CLO Ltd. 2024-I 144A
5.08% (Term SOFR
USD 3 Month+1.40%),
01/20/39 (a) 2,000 1,999,690
BlueMountain CLO 2018-3
Ltd. 144A
4.86% (Term SOFR
USD 3 Month+1.19%),
10/25/30 (a) 874 875,338
BlueMountain CLO XXV Ltd.
144A
5.02% (Term SOFR
USD 3 Month+1.35%),
01/15/38 (a) 13,000 12,999,324
BlueMountain CLO XXX Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/15/35 (a) 14,475 14,369,796
BlueMountain CLO XXXI Ltd.
144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
5.27% (Term SOFR
USD 3 Month+1.60%),
04/19/34 (a) $ 14,100 $ 14,045,461
BlueMountain CLO XXXII Ltd.
144A
6.77% (Term SOFR
USD 3 Month+3.10%),
10/15/34 (a) 5,000 4,908,450
BlueMountain CLO XXXIII
Ltd. 144A
7.42% (Term SOFR
USD 3 Month+3.75%),
10/20/38 (a) 2,000 1,985,070
BlueMountain CLO XXXIV
Ltd. 144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/20/35 (a) 8,779 8,713,272
BlueMountain CLO XXXV Ltd.
144A
5.37% (Term SOFR
USD 3 Month+1.70%),
10/22/37 (a) 11,000 10,954,680
Brant Point CLO 2024-4 Ltd.
144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/20/37 (a) 5,500 5,502,591
Brant Point CLO 2025-8 Ltd.
144A
5.66% (Term SOFR
USD 3 Month+1.70%),
03/31/38 (a) 1,500 1,504,362
Bridge Street CLO II Ltd.
144A
5.40% (Term SOFR
USD 3 Month+1.75%),
01/20/39 (a) 8,550 8,535,465
Canyon Capital CLO 2016-1
Ltd. 144A
5.63% (Term SOFR
USD 3 Month+1.96%),
07/15/31 (a) 10,000 10,013,500
Canyon Capital CLO 2016-2
Ltd. 144A
5.68% (Term SOFR
USD 3 Month+2.01%),
10/15/31 (a) 6,000 6,008,622
Canyon Capital CLO 2019-1
Ltd. 144A
5.10% (Term SOFR
USD 3 Month+1.43%),
07/15/37 (a) 2,150 2,147,381
Canyon Capital CLO 2019-2
Ltd. 144A
4.68% (Term SOFR
USD 3 Month+1.01%),
10/15/34 (a) 5,300 5,289,464
5.57% (Term SOFR
USD 3 Month+1.90%),
10/15/34 (a) 12,325 12,260,737
Par
(000’s) Value
Canyon Capital CLO 2020-1
Ltd. 144A
5.62% (Term SOFR
USD 3 Month+1.95%),
07/15/34 (a) $ 11,500 $ 11,443,271
Canyon Capital CLO 2020-2
Ltd. 144A
5.20% (Term SOFR
USD 3 Month+1.53%),
10/15/34 (a) 16,665 16,586,841
Capital Four US CLO Ltd.
144A
5.06% (Term SOFR
USD 3 Month+1.30%),
10/18/38 (a) 16,750 16,780,669
Carlyle US CLO 2021-7 LTD
144A
4.87% (Term SOFR
USD 3 Month+1.20%),
04/15/38 (a) 1,150 1,147,790
CBAM 2017-2 Ltd. 144A
5.78% (Term SOFR
USD 3 Month+2.11%),
07/17/34 (a) 1,500 1,502,357
Columbia Cent CLO 31 Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/20/34 (a) 5,740 5,715,484
Columbia Cent CLO 32 Ltd.
144A
6.25% (Term SOFR
USD 3 Month+2.10%),
07/24/34 (a) 10,000 9,935,360
Columbia Cent CLO 34 Ltd.
144A
5.32% (Term SOFR
USD 3 Month+1.65%),
01/25/38 (a) 12,000 11,958,156
5.52% (Term SOFR
USD 3 Month+1.85%),
01/25/38 (a) 2,300 2,302,256
Columbia Cent CLO 35 Ltd.
144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/25/36 (a) 7,500 7,506,090
5.67% (Term SOFR
USD 3 Month+2.00%),
07/25/36 (a) 1,500 1,487,190
CQS US Clo 6 Ltd. 144A
4.93% (Term SOFR
USD 3 Month+1.25%),
03/31/39 (a) 34,750 34,765,984
Creeksource 2024-1 Dunes
Creek CLO Ltd. 144A
5.32% (Term SOFR
USD 3 Month+1.65%),
01/15/38 (a) 3,500 3,489,819
Dryden 104 CLO Ltd. 144A

Par
(000’s) Value
5.26% (Term SOFR
USD 3 Month+1.60%),
08/20/34 (a) $ 1,075 $ 1,072,817
Dryden 61 CLO Ltd. 144A
5.25% (Term SOFR
USD 3 Month+1.58%),
01/17/32 (a) 10,375 10,382,325
Dryden 64 CLO Ltd. 144A
4.90% (Term SOFR
USD 3 Month+1.23%),
04/18/31 (a) 246 246,210
Dryden 95 CLO Ltd. 144A
6.71% (Term SOFR
USD 3 Month+3.05%),
08/20/34 (a) 5,275 5,169,758
Fort Washington CLO 2019-1
144A
5.37% (Term SOFR
USD 3 Month+1.70%),
10/20/37 (a) 5,500 5,481,163
Halseypoint CLO 7 Ltd. 144A
5.87% (Term SOFR
USD 3 Month+2.20%),
07/20/38 (a) 1,200 1,197,420
Harvest US CLO 2023-1 Ltd.
144A
5.22% (Term SOFR
USD 3 Month+1.55%),
01/15/37 (a) 2,500 2,472,503
HPS Loan Management
2023-18 Ltd. 144A
6.72% (Term SOFR
USD 3 Month+3.05%),
07/20/39 (a) 1,500 1,482,611
ICG US CLO 2021-3 Ltd. 144A
5.77% (Term SOFR
USD 3 Month+2.10%),
10/20/34 (a) 6,000 5,993,754
ICG US Clo 2025-2 Ltd. 144A
5.01% (Term SOFR
USD 3 Month+1.25%),
01/18/39 (a) 18,750 18,737,719
Invesco US CLO 2024-1 Ltd.
144A
1.00% (Term SOFR
USD 3 Month+1.75%),
04/15/37 (a) 6,000 6,003,000
Kennedy Lewis CLO 22 Ltd.
144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/20/38 (a) 12,000 12,032,712
Kennedy Lewis CLO 9 Ltd.
144A
5.42% (Term SOFR
USD 3 Month+1.75%),
01/20/38 (a) 10,000 10,006,750
KKR CLO 24 Ltd. 144A
5.01% (Term SOFR
USD 3 Month+1.34%),
04/20/32 (a) 1,493 1,494,000
Par
(000’s) Value
KKR CLO 27 Ltd. 144A
9.92% (Term SOFR
USD 3 Month+6.25%),
01/15/35 (a) $ 1,000 $ 936,386
KKR CLO 28 LTD 144A
5.32% (Term SOFR
USD 3 Month+1.65%),
02/09/35 (a) 14,200 14,202,073
KKR CLO 36 Ltd. 144A
5.92% (Term SOFR
USD 3 Month+1.75%),
10/15/34 (a) 22,000 22,017,820
KKR CLO 37 Ltd. 144A
5.32% (Term SOFR
USD 3 Month+1.65%),
04/20/38 (a) 15,700 15,695,651
KKR CLO 40 Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
10/20/34 (a) 6,350 6,356,153
KKR CLO 45a Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/15/38 (a) 3,275 3,281,183
LCM 29 Ltd. 144A
5.00% (Term SOFR
USD 3 Month+1.33%),
04/15/31 (a) 1,196 1,197,220
LCM 39 Ltd. 144A
5.67% (Term SOFR
USD 3 Month+2.00%),
10/15/34 (a) 14,250 14,154,311
6.92% (Term SOFR
USD 3 Month+3.25%),
10/15/34 (a) 3,575 3,485,625
10.67% (Term SOFR
USD 3 Month+7.00%),
10/15/34 (a) 1,250 1,183,803
LCM 40 Ltd. 144A
5.82% (Term SOFR
USD 3 Month+2.15%),
01/15/38 (a) 13,200 13,130,594
LCM 41 Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
04/15/36 (a) 3,300 3,287,463
7.27% (Term SOFR
USD 3 Month+3.60%),
04/15/36 (a) 1,850 1,782,923
Madison Park Funding LXIII
Ltd. 144A
5.82% (Term SOFR
USD 3 Month+2.15%),
07/21/38 (a) 2,000 2,002,812
Marble Point CLO XXII Ltd.
144A
5.37% (Term SOFR
USD 3 Month+1.70%),
07/25/34 (a) 5,200 5,189,543
Menlo Clo IV Ltd. 144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
4.89% (Term SOFR
USD 3 Month+1.21%),
03/20/39 (a) $ 4,500 $ 4,502,084
MidOcean Credit CLO XI Ltd.
144A
5.17% (Term SOFR
USD 3 Month+1.50%),
01/18/36 (a) 4,500 4,489,722
MidOcean Credit CLO XIV
Ltd. 144A
5.71% (Term SOFR
USD 3 Month+2.00%),
04/15/37 (a) 1,000 1,000,750
9.85% (Term SOFR
USD 3 Month+6.14%),
04/15/37 (a) 3,650 3,659,125
MidOcean Credit CLO XX
144A
4.96% (Term SOFR
USD 3 Month+1.23%),
01/20/39 (a) 2,680 2,676,851
Neuberger Berman Loan
Advisers CLO 38 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
10/20/36 (a) 26,700 26,581,878
Neuberger Berman Loan
Advisers CLO 42 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
07/16/36 (a) 22,500 22,407,953
Ocean Trails CLO XI 144A
5.22% (Term SOFR
USD 3 Month+1.55%),
07/20/34 (a) 9,800 9,735,928
Ocean Trails CLO XV Ltd.
144A
4.93% (Term SOFR
USD 3 Month+1.26%),
01/15/39 (a) 35,000 34,886,669
OCP CLO 2019-17 Ltd. 144A
5.07% (Term SOFR
USD 3 Month+1.40%),
07/20/37 (a) 5,950 5,951,981
Octagon 54 Ltd. 144A
5.05% (Term SOFR
USD 3 Month+1.38%),
07/15/34 (a) 5,900 5,896,389
Octagon 64 Ltd. 144A
5.37% (Term SOFR
USD 3 Month+1.70%),
07/21/37 (a) 25,000 24,978,449
Octagon 66 Ltd. 144A
5.65% (Term SOFR
USD 3 Month+1.90%),
02/16/37 (a) 3,600 3,603,553
Octagon Investment
Partners 28 Ltd. 144A
5.39% (Term SOFR
USD 3 Month+1.72%),
04/24/37 (a) 2,500 2,500,698
Par
(000’s) Value
OZLM XIV Ltd. 144A
5.51% (Term SOFR
USD 3 Month+1.84%),
01/15/38 (a) $ 16,400 $ 16,411,086
Palmer Square CLO 2023-2
Ltd. 144A
5.87% (Term SOFR
USD 3 Month+2.20%),
07/20/38 (a) 2,000 2,003,824
Park Blue CLO 2024-V Ltd.
144A
5.15% (Term SOFR
USD 3 Month+1.48%),
07/25/37 (a) 5,100 5,105,187
Polus US CLO II Ltd. 144A
8.42% (Term SOFR
USD 3 Month+4.75%),
07/20/38 (a) 2,000 2,008,596
Polus US CLO III Ltd. 144A
5.69% (Term SOFR
USD 3 Month+2.05%),
01/20/39 (a) 3,000 3,004,281
Rad CLO 22 Ltd. 144A
5.68% (Term SOFR
USD 3 Month+1.95%),
10/20/40 (a) 2,925 2,928,457
Regatta VI Funding Ltd. 144A
4.92% (Term SOFR
USD 3 Month+1.25%),
10/20/38 (a) 36,400 36,379,615
Regatta XII Funding Ltd.
144A
4.77% (Term SOFR
USD 3 Month+1.10%),
10/15/37 (a) 700 700,182
Regatta XVI Funding Ltd.
144A
5.03% (Term SOFR
USD 3 Month+1.38%),
04/15/39 (a) 3,000 2,987,370
Regatta XXVII Funding Ltd.
144A
5.67% (Term SOFR
USD 3 Month+2.00%),
04/26/37 (a) 5,275 5,282,327
Rockford Tower CLO 2019-2
Ltd. 144A
5.66% (Term SOFR
USD 3 Month+2.00%),
08/20/32 (a) 3,000 3,002,340
Rockford Tower CLO 2020-1
Ltd. 144A
5.57% (Term SOFR
USD 3 Month+1.90%),
01/20/36 (a) 8,650 8,602,944
Rockford Tower CLO 2021-2
Ltd. 144A
5.86% (Term SOFR
USD 3 Month+1.70%),
07/20/34 (a) 12,500 12,496,538

Par
(000’s) Value
6.11% (Term SOFR
USD 3 Month+1.95%),
07/20/34 (a) $ 8,500 $ 8,455,579
Rockford Tower CLO 2021-3
Ltd. 144A
5.32% (Term SOFR
USD 3 Month+1.65%),
01/15/38 (a) 13,500 13,445,906
Rockford Tower CLO 2022-1
Ltd. 144A
5.97% (Term SOFR
USD 3 Month+1.70%),
07/20/35 (a) 10,500 10,476,596
Rockford Tower CLO 2022-3
Ltd. 144A
5.11% (Term SOFR
USD 3 Month+1.44%),
07/20/37 (a) 12,000 12,005,316
Sagard-Halseypoint CLO 10
Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
10/20/38 (a) 22,000 22,021,560
5.72% (Term SOFR
USD 3 Month+2.05%),
10/20/38 (a) 13,000 13,027,391
Sagard-Halseypoint CLO 8
Ltd. 144A
5.06% (Term SOFR
USD 3 Month+1.39%),
01/30/38 (a) 14,500 14,516,980
Sculptor CLO XXIX Ltd. 144A
5.04% (Term SOFR
USD 3 Month+1.37%),
07/22/38 (a) 6,200 6,193,527
6.24% (Term SOFR
USD 3 Month+1.75%),
07/22/38 (a) 20,000 19,980,960
Sculptor CLO XXVI Ltd. 144A
5.52% (Term SOFR
USD 3 Month+1.85%),
01/20/38 (a) 1,725 1,726,302
Sculptor CLO XXVIII Ltd. 144A
5.62% (Term SOFR
USD 3 Month+1.95%),
01/20/35 (a) 9,000 8,937,081
Sculptor CLO XXX Ltd. 144A
5.72% (Term SOFR
USD 3 Month+2.05%),
07/20/38 (a) 2,000 1,995,628
Signal Peak CLO 10 Ltd. 144A
5.12% (Term SOFR
USD 3 Month+1.45%),
01/24/38 (a) 1,500 1,495,574
Signal Peak CLO 3 Ltd. 144A
1.00% (Term SOFR
USD 3 Month+1.30%),
04/23/39 (a) 10,000 10,002,500
Signal Peak CLO 4 Ltd. 144A
Par
(000’s) Value
5.81% (Term SOFR
USD 3 Month+1.65%),
10/26/34 (a) $ 37,000 $ 36,929,884
6.16% (Term SOFR
USD 3 Month+2.00%),
10/26/34 (a) 13,850 13,777,551
7.13% (Term SOFR
USD 3 Month+3.46%),
10/26/34 (a) 7,400 7,061,169
Signal Peak CLO 9 Ltd. 144A
5.03% (Term SOFR
USD 3 Month+1.36%),
01/21/38 (a) 5,275 5,287,138
5.42% (Term SOFR
USD 3 Month+1.75%),
01/21/38 (a) 6,950 6,962,614
Silver Point CLO 9 Ltd. 144A
5.47% (Term SOFR
USD 3 Month+1.80%),
03/31/38 (a) 5,000 5,004,605
Silver Rock CLO II Ltd. 144A
5.27% (Term SOFR
USD 3 Month+1.60%),
01/20/35 (a) 21,000 20,881,434
5.77% (Term SOFR
USD 3 Month+2.10%),
01/20/35 (a) 2,000 1,986,630
Silver Rock CLO V Ltd. 144A
5.74% (Term SOFR
USD 3 Month+2.10%),
01/20/39 (a) 4,000 4,005,460
Sound Point CLO 2025R-1
Ltd. 144A
5.31% (Term SOFR
USD 3 Month+1.65%),
02/20/38 (a) 10,200 10,156,599
Sound Point CLO XXIII Ltd.
144A
5.10% (Term SOFR
USD 3 Month+1.43%),
07/15/34 (a) 1,000 999,375
Sound Point CLO XXIX Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/25/34 (a) 2,900 2,875,249
Sound Point CLO XXVI Ltd.
144A
5.10% (Term SOFR
USD 3 Month+1.43%),
07/20/34 (a) 1,100 1,099,317
5.58% (Term SOFR
USD 3 Month+1.91%),
07/20/34 (a) 10,510 10,519,438
Sound Point CLO XXXI Ltd.
144A
7.18% (Term SOFR
USD 3 Month+3.51%),
10/25/34 (a) 2,250 2,122,029
Sycamore Tree CLO 2021-1
Ltd. 144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
5.06% (Term SOFR
USD 3 Month+1.39%),
01/20/38 (a) $ 11,000 $ 11,015,466
Symphony CLO 42 Ltd. 144A
5.20% (Term SOFR
USD 3 Month+1.53%),
04/17/37 (a) 10,600 10,603,021
TCI-Symphony CLO 2017-1
Ltd. 144A
4.86% (Term SOFR
USD 3 Month+1.19%),
07/15/30 (a) 149 149,312
TCW CLO 2019-1 AMR Ltd.
144A
4.95% (Term SOFR
USD 3 Month+1.30%),
08/16/34 (a) 2,300 2,301,120
5.61% (Term SOFR
USD 3 Month+1.95%),
08/16/34 (a) 9,150 9,160,010
7.58% (Term SOFR
USD 3 Month+3.93%),
08/16/34 (a) 3,200 3,060,150
TCW CLO 2020-1 Ltd. 144A
5.67% (Term SOFR
USD 3 Month+2.00%),
04/20/34 (a) 4,200 4,178,748
TCW CLO 2023-1 Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
03/31/38 (a) 2,000 1,994,292
THL Credit Wind River 2017-
3 CLO Ltd. 144A
5.87% (Term SOFR
USD 3 Month+2.20%),
04/15/35 (a) 2,000 1,991,684
Trinitas CLO XIV Ltd. 144A
5.77% (Term SOFR
USD 3 Month+2.10%),
01/25/34 (a) 11,500 11,436,808
Trinitas CLO XIX Ltd. 144A
4.78% (Term SOFR
USD 3 Month+1.11%),
10/20/33 (a) 22,459 22,457,314
6.62% (Term SOFR
USD 3 Month+2.95%),
10/20/33 (a) 7,000 6,878,172
Trinitas CLO XVII Ltd. 144A
7.41% (Term SOFR
USD 3 Month+3.25%),
10/20/34 (a) 3,250 3,194,828
Trinitas CLO XVIII Ltd. 144A
5.42% (Term SOFR
USD 3 Month+1.75%),
01/20/35 (a) 12,775 12,783,802
Trinitas CLO XX Ltd. 144A
5.17% (Term SOFR
USD 3 Month+1.50%),
07/20/35 (a) 17,000 16,823,931
Wehle Park CLO Ltd. 144A
Par
(000’s) Value
5.85% (Term SOFR
USD 3 Month+1.90%),
10/21/38 (a) $ 5,000 $ 4,960,940
Wellfleet CLO 2021-2 Ltd.
144A
5.42% (Term SOFR
USD 3 Month+1.75%),
07/15/34 (a) 7,750 7,730,455
7.42% (Term SOFR
USD 3 Month+3.75%),
07/15/34 (a) 5,500 5,225,138
Whitebox CLO III Ltd. 144A
5.57% (Term SOFR
USD 3 Month+1.90%),
10/15/35 (a) 2,100 2,086,919
Wind River 2021-2 CLO Ltd.
144A
5.61% (Term SOFR
USD 3 Month+1.60%),
07/20/34 (a) 6,000 5,971,296
6.01% (Term SOFR
USD 3 Month+2.00%),
07/20/34 (a) 1,755 1,743,405
Wind River 2022-1 CLO Ltd.
144A
5.02% (Term SOFR
USD 3 Month+1.35%),
07/20/35 (a) 4,150 4,145,564
Wind River 2023-1 CLO Ltd.
144A
5.72% (Term SOFR
USD 3 Month+2.05%),
07/25/38 (a) 1,000 1,001,700
Wind River 2024-1 CLO Ltd.
144A
5.27% (Term SOFR
USD 3 Month+1.60%),
04/20/37 (a) 10,000 10,003,120
WISE CLO 2023-1 Ltd. 144A
5.85% (Term SOFR
USD 3 Month+1.70%),
10/20/38 (a) 2,250 2,242,328
Underline
Total Collateralized Loan Obligations
(Cost: $1,302,770,425) 1,298,034,053
SHORT-TERM INVESTMENT : 0.2%
United States Treasury Obligations: 0.2%
(Cost: $2,999,698)
United States Treasury
Bills (y)
3.67%, 04/02/26 3,000 2,999,698
Underline
Total Investments: 100.0%
(Cost: $1,317,214,525) 1,312,478,168
Other assets less liabilities: 0.0% 479,604
NET ASSETS: 100.0% $ 1,312,957,772

FootnoteRuleAboveBlank
Footnotes:
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
(a) Variable rate security — the rate shown is as of 03/31/26
(y) The rate shown is the calculated yield to maturity.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,298,034,053, or 98.9% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Government Obligation $ — $ 11,444,417 $ — $ 11,444,417
Collateralized Loan Obligations — 1,298,034,053 — 1,298,034,053
United States Treasury Obligations — 2,999,698 — 2,999,698
Total Investments $ — $ 1,312,478,168 $ — $ 1,312,478,168